Options (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Schedule of the Company's stock option activity and related information
	9/30/2020		9/30/2019
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	Options	price	Options	price
Outstanding, beginning of period	196,250,000	$0.01	186,250,000	$0.01
Granted	-	$0.01	10,000,000	$0.01
Exercised	-	-	-	-
Forfeited/Expired	(250,000)	-	-	-
Outstanding, end of period	196,000,000	$0.01	196,250,000	$0.01
Exercisable at the end of period	174,332,250	$0.01	108,916,667	$0.01

	6/30/2020		6/30/2019
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	Options	price	Options	price
Outstanding, beginning of period	186,250,000	$0.01	10,250,000	$0.01
Granted	10,000,000	$0.01	176,000,000	$0.01
Exercised	-	-	-	-
Forfeited/Expired	(250,000)	-	-	-
Outstanding, end of period	196,000,000	$0.01	186,250,000	$0.01
Exercisable at the end of period	160,493,150	$0.01	85,583,333	$0.01

Schedule of weighted average remaining contractual life of options outstanding
9/30/20				9/30/19
Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)	Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)
$-	-	-	-	$0.02	250,000	250,000	0.50
$0.01	10,000,000	10,000,000	2.01	$0.01	10,000,000	5,000,000	3.01
$0.0097-0.0099	176,000,000	157,110,167	5.32 - 5.34	$0.0097-0.0099	176,000,000	99,777,777	6.32 - 6.34
$0.006	10,000,000	7,222,083	5.81	$0.006	10,000,000	3,888,889	6.81
	196,000,000	174,332,250			196,250,000	108,916,667

6/30/2020				6/30/2019
Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)	Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)
$-	-	-	-	$0.02	250,000	250,000	0.75
$0.01	10,000,000	10,000,000	1.26	$0.01	10,000,000	5,250,000	3.26
$0.0097-0.0099	176,000,000	144,018,263	5.57 – 5.59	$0.0097-0.0099	176,000,000	60,666,667	6.57 - 6.84
$0.0060	10,000,000	6,474,887	6.06	$-	-	-	-
	196,000,000	160,493,150			186,250,000	85,583,333

Schedule of share-based payment arrangement valuation assumptions
	6/30/20	6/30/19
Risk free interest rate	1.47% - 2.58%	1.94%
Stock volatility factor	54.99% - 189.01%	146%
Weighted average expected option life	6 years	7 years
Expected dividend yield	None	None